Commitments - Schedule of ROU Assets and Liabilities Related to Lease and First Lease Amendment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
ROU assets	$ 221	$ 600
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent
Current portion of lease liabilities	$ 338		$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent
Total lease liabilities	$ 338	$ 700